Schedule of financial assets fair value through profit or loss (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
Financial Assets At Fair Value Through Profit Or Loss
At beginning of year	$ 336,920	$ 439,817	$ 172,412
Addition			322,220
Insurance premium charged to profit or loss			(64,412)
Increase in fair value through other profit or loss	14,063	18,358	7,280	5,247
Foreign exchange adjustment	(13,241)	(17,287)	2,317
At end of year	$ 337,742	$ 440,888	$ 439,817	$ 172,412